SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Salaries and fees to officers	$ 5,575,843	$ 4,716,909
Share based compensation	23,700	84,171
Research and Development Expense	1,938,234	770,826
Salaries and fees to officers	55,178	158,313
Selling and Marketing Expense	271,966	567,598
Salaries and Related Expenses [Member]
Related Party Transaction [Line Items]
Other accounts payables	139,117	103,497
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses net	(1,871,280)	(1,085,039)
Share based compensation	987,962	124,508
General and Administrative Expense [Member] | Directors Compensation [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers	716,456	419,057
General and Administrative Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers	1,154,824	665,982
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Share based compensation		3,024
Research and Development Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Research and Development Expense	33,417	276,738
Cost of Sales [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers	33,417	169,013
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Share based compensation		3,024
Selling and Marketing Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Selling and Marketing Expense	$ 33,417	$ 169,013